EMPLOYEE RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE RETIREMENT BENEFIT PLANS

NOTE 14 – EMPLOYEE RETIREMENT BENEFIT PLANS

Profit Sharing Plan – The Company has established a profit-sharing 401(k) type salary reduction plan (Plan) for all employees that meet the necessary eligibility requirements and participants are fully vested after six years of service. For Company matching contributions made for plan years prior to 2014, annual Company contributions were at the discretion of the Board of Directors. Effective January 1, 2014, the Company adopted a Safe Harbor matching contribution provision, whereby it agreed to match 100% of participant’s contributions up to the first 3% of salary and 50% of the next 2%, for a total maximum Company matching contribution of 4% of participant salary, as defined by the Plan. The Safe Harbor matching contribution is guaranteed.

Profit sharing plan expense was $151,000 and $103,000 for the year ended December 31, 2015 and the twelve months ended December 31, 2014, respectively.

Employee Stock Ownership Plan – Employees participate in a leveraged Employee Stock Ownership Plan (ESOP). In the year ended December 31, 2015 there were no sales of shares to the ESOP and no repurchases of shares from the ESOP. In the twelve months ended December 31, 2014 and the fiscal year ended June 30, 2014, the Company sold 13,948 treasury shares to the ESOP. In the fiscal year ended June 30, 2013, the Company repurchased 1,135 ESOP shares related to terminating participants. The Company makes discretionary contributions to the ESOP and the ESOP uses funds it receives to repay the loan. When loan payments are made, ESOP shares are allocated to participants based on relative compensation. Participants may receive the shares, cash, or a combination at the end of employment.

ESOP expense was $50,000, $100,000, $60,900, $20,000 and $70,400 for the year ended December 31, 2015, the twelve months ended December 31, 2014, the six months ended December 31, 2014 and the years ended June 30, 2014 and 2013, respectively. Shares held by the ESOP at December 31, 2015 and 2014 were as follows:

	At December 31,
	2015	2014

Allocated and committed to be allocated to participants	11,184	6,306
Unallocated/unearned	17,395	22,273

Total ESOP shares	28,579	28,579

Fair value of unallocated/unearned shares	$313,110	$334,095

Defined Benefit Plan – The Company contributes to a multiemployer defined benefit pension plan, the Pentegra Defined Benefit Plan for Financial Institutions (“Pentegra DB Plan”, EIN 13-5645888 and, Plan No. 333).

On June 1, 2006, the Company froze the benefits available under the defined benefit pension plan. The risk of participating in the Pentegra DB Plan is different from single-employer plans in the following aspects:

•	Assets contributed to the Pentegra DB Plan may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the Pentegra DB Plan, the unfunded obligations may be borne by the remaining participating employers.

•	If the Company chooses to stop participating in the Pentegra DB Plan, it may be required to pay a withdrawal liability.

The Company’s cash contributions to the Pentegra DB Plan were $186,000, $240,000, $240,000, $204,000 and $150,000 during the year ended December 31, 2015, the twelve months ended December 31, 2014, the six months ended December 31, 2014 and the years ended June 30, 2014 and 2013, respectively, all of which represented less than 5% of the total plan contributions. As of July 1, 2015 (the most recent valuation report available), the unfunded pension liability was approximately $242,000 (94.6% funded). Pension plan expense (benefit) for the year ended December 31, 2015, the twelve months ended December 31, 2014, the six months ended December 31, 2014 and the years ended June 30, 2014 and 2013 was $247,000, $83,000, ($16,000), $231,000 and $225,000, respectively. The net pension plan benefit booked for the six months ended December 31, 2014 and the lower expense booked in the twelve months ended December 31, 2014 was due to an accrual adjustment in December 2014. There are no funding improvement or rehabilitation plans pending, and no future minimum contributions required by collective-bargaining or other contractual agreements.